Investment in Joint Ventures and Majority Owned Subsidiaries (Tables)	12 Months Ended
Jul. 01, 2018
Equity Method Investments And Joint Ventures [Abstract]
Investment in Joint Ventures and Majority Owned Subsidiaries

In addition, the equity loss of joint ventures for SAL LLC included the following for the periods presented (thousands of dollars):

	Years Ended
	July 1, 2018	July 2, 2017	July 3, 2016
Loss on Loan to SAL LLC	$—	$—	$225
Loss on Guarantee of SAL LLC Credit Facility	$—	$—	$247

STRATTEC’s joint venture investments are included in the accompanying Consolidated Balance Sheets as follows (thousands of dollars):

	July 1, 2018	July 2, 2017
Investment in Joint Ventures:
Investment in VAST LLC	$22,192	$16,840

Other Current Liabilities:
Investment in SAL LLC	$458	$463